Summary of changes in equity (Details)	6 Months Ended
Jun. 30, 2023 GBP (£) shares
IfrsStatementLineItems [Line Items]
Beginning balance, Number of shares | shares	1,744,913
Balance,	£ (25,677)
Issue of ordinary shares, Number of shares | shares	4,849,340
Ending balance, Number of shares | shares	6,594,253
Balance,	£ 2,007,071
Deferred Share Capital [Member]
IfrsStatementLineItems [Line Items]
Balance,	397,398
Balance,	397,398
Share premium [member]
IfrsStatementLineItems [Line Items]
Balance,	16,597,811
Issue of ordinary shares	1,536,360
Balance,	£ 18,134,171
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, Number of shares | shares	949,958
Balance,	£ 95
Issue of ordinary shares	£ 485
Ending balance, Number of shares | shares	5,799,298
Balance,	£ 580